Investment in associates and joint ventures detail movement (Detail) - Detail movement [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detail movement [line items]
Investments in joint ventures, beginning balance	€ 31	€ 0	€ 1,018
Additional investment	0	500	0
Transfer from receivables	444	0	0
Share in loss of joint venture	(475)	(469)	(1,018)
Investments in joint ventures, ending balance	€ 0	€ 31	€ 0